AIM ETF Products Trust
(the “Trust”)
And the Trust’s series
AllianzIM U.S. Equity Buffer10 Sep ETF
AllianzIM U.S. Equity Buffer20 Sep ETF
AllianzIM U.S. Equity 6 Month Buffer10 Mar/Sep ETF
(each a “Fund” and together the “Funds”)

Supplement, dated August 31, 2026
to each Fund’s Summary Prospectus, dated May 5, 2026
and Prospectus, dated March 1, 2026

This supplement updates certain information contained in each Fund’s summary prospectus and prospectus and should be attached to the summary prospectus and prospectus and retained for future reference.

As described in each Fund’s prospectus, each Fund is subject to an upside return cap (the “Cap”) that represents the absolute maximum percentage return an investor can achieve from an investment in the Fund held for the Outcome Period. Each Fund’s current Outcome Period will end on August 31, 2026, following which each Fund will reset and commence a new Outcome Period beginning September 1, 2026, as shown in the table below. At the beginning of the new Outcome Period, the Cap will reset.

The Cap for each Fund for the new Outcome Period will be as shown in the table below, before and after taking into account the Fund’s annualized unitary management fee of 0.74% of the Fund’s average daily net assets:

Fund Name	Ticker	New Outcome Period	New Outcome Period Cap
AllianzIM U.S. Equity Buffer10 Sep ETF	SEPT	September 1, 2026 to August 31, 2027	17.50% (before management fee) 16.76% (after management fee)
AllianzIM U.S. Equity Buffer20 Sep ETF	SEPW	September 1, 2026 to August 31, 2027	12.35% (before management fee) 11.61% (after management fee)
AllianzIM U.S. Equity 6 Month Buffer10 Mar/Sep ETF	SIXP	September 1, 2026 to February 28, 2027	7.59% (before management fee) 7.23% (after management fee)

Each Fund’s return will be further reduced by brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee, as described in the prospectus.

Each Fund’s prospectus is amended to revise all references to the dates associated with the Outcome Period to reflect the corresponding New Outcome Period and to the Cap to reflect the corresponding New Outcome Period Cap, as set forth in the table above.

AIM ETF Products Trust
(the “Trust”)
And the Trust’s series
AllianzIM U.S. Equity Buffer15 Uncapped Sep ETF
(the “Fund”)

Supplement, dated August 31, 2026
to the Fund’s Summary Prospectus, dated May 5, 2026
and Prospectus, dated March 1, 2026

This supplement updates certain information contained in the Fund’s summary prospectus and prospectus and should be attached to the summary prospectus and prospectus and retained for future reference.

As described in the Fund’s prospectus, the Fund is subject to a “Spread” that represents the minimum return the SPDR® S&P 500® ETF Trust’s share price must achieve in positive market environments before the Fund participates in any positive returns, as measured at the end of the Outcome Period. The Fund's current Outcome Period will end on August 31, 2026, following which the Fund will reset and commence a new Outcome Period beginning September 1, 2026, as shown in the table below.

The Spread for the Fund for the new Outcome Period will be as shown in the table below, before and after taking into account the Fund’s annualized unitary management fee of 0.74% of the Fund’s average daily net assets:

Fund Name	Ticker	New Outcome Period	New Outcome Period Spread
AllianzIM U.S. Equity Buffer15 Uncapped Sep ETF	SEPU	September 1, 2026 to August 31, 2027	3.60% (before management fee) 4.34% (after management fee)

The Fund’s return will be further reduced by brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee, as described in the prospectus.

The Fund’s prospectus is amended to revise all references to the dates associated with the Outcome Period to reflect the corresponding New Outcome Period and all references to the Spread to reflect the corresponding New Outcome Period Spread, as set forth in the table above.